PREPAYMENTS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2017
PREPAYMENTS AND OTHER CURRENT ASSETS [Abstract]
PREPAYMENTS AND OTHER CURRENT ASSETS
6.	PREPAYMENTS AND OTHER CURRENT ASSETS

Prepayments and other current assets consist of the following:

		As at December 31
	Notes	2016	2017	2017
		RMB	RMB	US$
Prepayments to ZR Guofu	i)	53,141	—	—
Due from suppliers	ii)	11,148	23,243	3,572
Due from hospitals	iii)	21,274	1,179	181
Loan receivables	iv)	43,503	114,456	17,592
Advances to employees	v)	6,354	4,383	674
Receivables from disposal of medical equipment	vi)	12,668	90,324	13,883
Deferred expenses		1,637	111	17
Interest receivable		9,571	5,100	784
Dividend receivable		766	766	118
Others		6,548	29,959	4,603
		166,610	269,521	41,424

Reserve for unrecoverable deposits		(4,798)	(4,798)	(737)

		161,812	264,723	40,687

Provisions are recorded in “general and administrative expenses” in the consolidated statements of comprehensive loss.

i)	Prepayments to ZR Guofu represented the prepayment made for the annual interest expense and consultation expense as of December 31, 2016 (note 1).

ii)
Amounts due from suppliers represent prepayments made for orders and returnable deposits of cancelled orders. The risk of loss arising from non-performance by or bankruptcy of suppliers is assessed prior to the order of the equipment. The Group has provided reserve amounting to RMB4,798 and RMB4,798 (US$737) on amounts due from suppliers as at December 31, 2016 and 2017, respectively.

iii)
Amounts due from hospitals represent interest-free advances to hospitals and the compensation to be received from hospitals for early termination. The Group has assessed the impact of such advances on revenue recognition at the outset of the arrangement and has concluded that they do not affect revenue recognition. The risk of loss arising from any failure of hospital customers to fulfill their financial obligations is assessed prior to making the advances and is monitored for recoverability on a regular basis by management.

iv)
Loan receivables represented the loans to others parties, including loans to related parties such as the Xi’an JiangyuanAndike Ltd. (“JYADK”), Allcure Information of total amount of RMB13,658 and RMB13,658 (US$1,967) as at December 31, 2016 and 2017, respectively. Besides, the loan to JYADK contributed to interest receivable of RMB370 (US$53) and RMB221 (US$34) as at December 31, 2016 and 2017, respectively (note 24).

v)
The advances to employees represent interest-free advance held by the Company’s employees to cover expenses of hospital customers. The risk of loss is assessed prior to making the advances and is monitored on a regular basis by management. Historically, the Group has not experienced any loss of such advances.